DEBT AND FINANCE LEASE LIABILITIES - Schedule of Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
2023	$ 14,654
2024	15,651
2025	15,722
2026	226,734
2027	9,993
Thereafter	99,376
Total	$ 382,130